LOSS PER SHARE (Q1) (Details) - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Loss Per Share [Abstract]
Total common stock equivalents excluded from dilutive loss per share (in shares)	27,741,229	0
Potential common shares diluted (in shares)	0	0
Escrow shares (in shares)	4,667,033
Convertible Notes [Member]
Loss Per Share [Abstract]
Total common stock equivalents excluded from dilutive loss per share (in shares)	6,250,000	0
Warrants [Member]
Loss Per Share [Abstract]
Total common stock equivalents excluded from dilutive loss per share (in shares)	21,491,229	0